Investments In Associates And Joint Ventures - Summary of Detailed Information about Investment in Associates (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
Disclosure of associates and joint ventures [line items]
Carrying amount	S/ 27,246	S/ 28,875		S/ 250,282	S/ 250,053
Concesionaria Chavimochic S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Carrying amount | $			$ 647
Common Share [member] | Concesionaria Chavimochic S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital	26.50%	26.50%
Carrying amount	S/ 18,058	S/ 18,320
Common Share [member] | Peru Piping Spools S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital	33.33%	33.33%
Carrying amount	S/ 2,760	S/ 4,166
Common Share [member] | Obratres S.A.C. [Member]
Disclosure of associates and joint ventures [line items]
Interest in capital	37.50%	37.50%
Carrying amount	S/ 3,812	S/ 3,756
Common Share [member] | Inversiones Majes S.A. [Member]
Disclosure of associates and joint ventures [line items]
Interest in capital	9.59%	9.59%
Carrying amount	S/ 2,283	S/ 2,306
Common Share [member] | Otros [Member]
Disclosure of associates and joint ventures [line items]
Carrying amount	S/ 333	S/ 327